RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Percentage increase (decrease) in VaR	0.70%
Value at risk	$ 817,301	$ 811,247
Percentage increase (decrease) in interest rate risk	0.20%
Average
RISK MANAGEMENT
Value at risk	$ 808,130	1,076,050
Maximum
RISK MANAGEMENT
Value at risk	862,101	1,974,758
Minimum
RISK MANAGEMENT
Value at risk	743,910	673,680
Interest Rate Risk
RISK MANAGEMENT
Value at risk	403,556	402,882
Interest Rate Risk | Average
RISK MANAGEMENT
Value at risk	407,530	340,886
Interest Rate Risk | Maximum
RISK MANAGEMENT
Value at risk	450,774	402,882
Interest Rate Risk | Minimum
RISK MANAGEMENT
Value at risk	347,163	286,283
Exchange Rate
RISK MANAGEMENT
Value at risk	88,477	95,926
Exchange Rate | Average
RISK MANAGEMENT
Value at risk	82,247	421,716
Exchange Rate | Maximum
RISK MANAGEMENT
Value at risk	98,848	1,344,673
Exchange Rate | Minimum
RISK MANAGEMENT
Value at risk	63,375	54,056
Equity price risk
RISK MANAGEMENT
Value at risk	99,895	98,131
Equity price risk | Average
RISK MANAGEMENT
Value at risk	96,543	99,033
Equity price risk | Maximum
RISK MANAGEMENT
Value at risk	103,187	130,654
Equity price risk | Minimum
RISK MANAGEMENT
Value at risk	91,944	89,564
Collective Portfolios
RISK MANAGEMENT
Value at risk	225,373	214,308
Collective Portfolios | Average
RISK MANAGEMENT
Value at risk	221,810	214,415
Collective Portfolios | Maximum
RISK MANAGEMENT
Value at risk	225,892	218,487
Collective Portfolios | Minimum
RISK MANAGEMENT
Value at risk	$ 216,153	$ 208,928